As filed with the Securities and Exchange Commission on January 4, 2024

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Zachary Tackett, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: April 30

Date of reporting period: May 1, 2023 – October 31, 2023

ITEM 1. REPORT TO STOCKHOLDERS.

MONONGAHELA ALL CAP VALUE FUND
Semi-Annual Report
October 31, 2023
(Unaudited)

MONONGAHELA ALL CAP VALUE FUND
A MESSAGE TO OUR SHAREHOLDERS
October 31, 2023

Dear Shareholder,
We offer this semi-annual report for the Monongahela All Cap Value Fund (the “Fund”) for the period from May 1, 2023, to October 31, 2023 (the “period”). During the period, the Fund was down 4.17%, the S&P 500 Index (the “S&P 500,” an index of the 500 largest publicly traded companies in the US weighted by market capitalization) was up 1.39% and the
Russell 2000 Value Index (the “Russell 2000 Value,” an index that tracks the performance of small capitalization value companies) was down 3.44%. Calendar year to date (January 1st to October 31st) the Fund is down 2.45%, the S&P 500 is up
10.69% and the Russell 2000 Value is down 6.46%. The wide dispersion of equity market performance is highlighted by the yawning gap between the S&P 500 and the Russell 2000 Value Index. The S&P 500 has been led by the mega-cap weighting of the “Magnificent Seven”, which refers to Apple, Amazon, Alphabet, Meta, Microsoft, Telsa, and Nvidia. Our value style dictates certain disciplines and the Magnificent Seven does not meet our intrinsic value requirements. Although investors are pouring money into the Magnificent Seven, we are reminded of the late Charlie Munger’s quote: “Mimicking the herd invites regression to the mean.”
The performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, please call 1-855-
392-9331 or visit the Fund’s website at http://moncapfund.com .
Center of Gravity
On August 10th, 1628, the world’s most technologically advanced warship, the Vasa, set sail on its maiden voyage. Leaving
Stockholm harbor, the ship encountered a light wind less than 1,300 meters from the dock and within twenty minutes, the Vasa tragically sank with significant loss of lives. The ship lay in the shallow waters of the harbor until 1961, when the extraordinarily well-preserved Vasa was raised and now rests in the Vasa Museum in Stockholm, Sweden.
The design failure of the Vasa has been intensely studied since the fatal mishap, but at the core, the design and construction contributed to the extreme instability of the vessel. King Gustav II Adolph of Sweden was very involved with the commission, design, and construction of the vessel. While Gustav was well educated and considered a brilliant military tactician, he had little expertise in ship design, particularly naval engineering. Under pressure from a war with Poland, Gustav pressed the upper limits of arming the Vasa and violated numerous “laws of physics.” The King added a second cache of twenty-four cannons on the second deck, rendering the warship extremely top heavy and unstable. It was estimated that the Vasa was carrying 120 tons of ballast; woefully short of the amount needed to maintain the proper center of gravity. In a stability test performed right before launch in the presence of the ship’s Captain Hannson and Navy Admiral Fleming, thirty men ran from side to side to test stability. After only three traverses, the ship was rocking so violently the test was halted for fear of heeling over. Not wanting to disappoint the King and miss a deadline, the results were never conveyed (or so the story is told) to the King. With a series of top-down change orders and a breakdown of communication between the original designer, the shipbuilders, and the King, the ship was delivered unseaworthy; failure was inevitable.
During the unprecedented era of ultralow/negative interest rates from 2008 to 2021, there was a great deal of unstable construction occurring on government and corporate balance sheets. With the temptation of low interest rates and the siren song of investment bankers, many companies piled on debt through acquisition binges and unbridled expansion plans.
Unfortunately, a great deal of the debt was variable as opposed to fixed at low rates. Like the Vasa, when interest rates set sail at the end of 2021, the top-heavy debt-laden balance sheets began to expose the folly of growth-at-any-cost syndrome.
When we initially analyze an equity position, strength of balance sheet is the first hurdle and of course the liability side of the balance sheet is where we begin our analysis. While some debt is often warranted, it needs to be proportional to cash flow and stay within the boundaries of healthy debt ratios. An important tenant of our fundamental analysis is that the ability to service debt without disrupting current operations and future growth plans is critical for long term success.
While we have always tried to gauge management’s risk appetite, it becomes even more relevant in the environment of higher interest rates. Our belief is that the higher rates we are experiencing are historically normal and management needs heightened respect for the risk associated with debt. As we continue to monitor and reduce risk in our portfolio, here are four companies we have added. These are very well managed companies with minimum net debt, strong organic growth, and respect for the strength of their balance sheet.

MONONGAHELA ALL CAP VALUE FUND
A MESSAGE TO OUR SHAREHOLDERS
October 31, 2023

Notable New Positions and Significant Additions
Kulicke and Soffa Industries Inc (“KLIC”) Information Technology Sector
KLIC designs, manufactures and distributes capital equipment and tools for assembling semiconductor devices. Niche products like ball bonders, wafer-level bonders, and wedge bonders drive the bulk of their capital equipment business.
While the industry is cyclical, secular trends are positive, and management has focused on research and development to drive future growth. Executives have reduced the outstanding share count in the last 6 years from 70 million to 56 million, all from cash flow. The company remains net debt free, and we have begun accumulating at opportune prices.
Lindsay Corporation (“LNN”) Industrial Sector
LNN, based in Omaha, Nebraska, provides proprietary water management systems and road infrastructure products and services. Irrigation systems represent approximately 85% of sales and innovative technology solutions are helping drive more efficient water usage, conserve natural resources, and increase crop yields. The long-term secular trends are positive for the two divisions mentioned above. The industry is cyclical, and the stock is trading towards the low end of its 52-
week range. LNN is a small capitalization stock with a market cap of approximately $1.3 billion dollars. A strong balance sheet and discounted price make LNN an addition to appropriate portfolios for exposure to the industrial and agricultural sectors.
NetScout Systems Inc (“NTCT”) Information Technology Sector
NTCT is a provider of cybersecurity and service assurance for corporations and government networks. Their products and services help customers monitor and identify performance issues and defend against denial-of-service attacks and network threats. Like the companies mentioned above, NTCT has reduced share count from cash flow (the net cash and cash equivalents transferred in and out of a company) and maintained a net debt free balance sheet. The shares are currently on the low end of their 52-week range of $20 - $37, and at current prices appear attractive for the Fund.
Williams-Sonoma Inc (“WSM”) Consumer Discretionary Sector
WSM is a specialty retailer of high-quality home products. Brands owned by WSM include Pottery Barn, West Elm,
Williams Sonoma, Rejuvenation, and Mark and Graham. Laura Alber, President and CEO since 2010, has provided excellent leadership with a focus on growth and innovation while maintaining a pristine balance sheet. Without incurring debt, WSM has reduced share count from 87 million shares in fiscal 2018 to 66 million shares in fiscal 2023. The private equity firm
Leonard Green & Partners recently disclosed a 5% position in WSM. After years of accumulating this position, the stock has performed well, and we were able add to this core position in the first half of our fiscal year.
Deletions and Reductions
Coherent Corp., a leader in optical materials and semiconductors, added significant debt recently and the debt levels exceeded our valuation and risk limits. While the company’s technology has attractive potential, the drain of interest expense and the risk that accompanies debt exceeded our comfort level.
Tapestry, an apparel retailer, recently announced the acquisition of Capri Holdings Limited, also an apparel retailer, with expectations of significantly increasing their debt. Like Coherent, we worry about the risk that leverage brings and have reduced our position.
Two positions were removed once they exceeded our intrinsic targets by a notable margin. These included Badger Meter, a flow management company, and Science Applications International Corporation, a provider of enterprise information technology for large, complex projects. Both are well managed companies but our discipline of monitoring price compared to value suggested we take profits.
Walgreen Boots Alliance, Inc. (“Walgreen”) was sold after years of underperforming. A lack of leadership in the executive suite, declining profit margins, and a weakened balance sheet led to our sale of the remaining Walgreen position.

MONONGAHELA ALL CAP VALUE FUND
A MESSAGE TO OUR SHAREHOLDERS
October 31, 2023

Much like shipbuilders, we have numerous variables to consider when constructing a safe portfolio. We are comfortable with the design of the Fund and remain committed to our style and discipline of value investing. As discussed above, one critical variable in a higher interest rate environment is the debt load on and off the balance sheet. This will continue to draw scrutiny as we move forward managing the fund in the second half of our fiscal year.
Thank you for your investment.
IMPORTANT RISKS AND DISCLOSURES:
Mutual fund investing involves risk, including possible loss of principal. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on mutual fund investments. A value investing strategy involves the risk that undervalued securities may not appreciate as anticipated or will remain undervalued for long periods of time. Securities of micro-, small- and mid-
capitalization companies may be more volatile and less liquid than those of large-cap companies due to limited resources or product lines and greater sensitivity to adverse economic conditions.
The views in this report were those of the Fund managers as of October 31, 2023, and may not reflect their views on the date this report is first published or any time thereafter. These views are intended to assist shareholders in understanding their investment in the Fund and do not constitute investment advice. This letter may contain discussions about certain investments both held and not held in the portfolio. All current and future holdings are subject to risk and to change.
Cash flow is the net cash and cash equivalents transferred in and out of a company.
Fund Holdings are subject to change. Please see the schedule of investments for a complete list of holdings.
Mark Rodgers Michael C. Rodgers
Co-Manager Co-Manager

MONONGAHELA ALL CAP VALUE FUND
PERFORMANCE CHART AND ANALYSIS
October 31, 2023

The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the
Monongahela All Cap Value Fund (the “Fund”) compared with the performance of the benchmarks, the S&P 500
®
Index (the “S&P 500”) and the Russell
2000
®
Value Index (the “Russell 2000 Value”), over the past ten fiscal years. The S&P 500 is a broad-based measurement of the U.S. stock market based on the performance of 500 widely held large capitalization common stocks. The Russell 2000 Value measures the 2,000 smallest of the 3,000 largest U.S.
companies (based on total market capitalization) that have lower price-to-book ratios and lower forecasted growth values. The total return of the indices includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the indices do not include expenses. The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
Comparison of Change in Value of a $10,000 Investment
Monongahela All Cap Value Fund vs. S&P 500® Index vs. Russell 2000® Value Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (855) 392-9331. As stated in the Fund’s prospectus, the annual operating expense ratio (gross) is 1.90%. However, the Fund’s
Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense
Reimbursement (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expenses on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.85%, through September 1, 2024 (the “Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees. The Adviser may be reimbursed by the Fund for fees (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expenses on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses) and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/
or Expense Reimbursement to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed.
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply. During the period, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. In addition, other Fund service providers may waive all or any portion of their fees and may reimburse certain expenses of the Fund. Shares redeemed or exchanged within 60 days of purchase will be charged a 1.00% redemption fee. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized.
Average Annual Total Returns
Periods Ended October 31, 2023
Six Month One Year Five Year Ten Year
Monongahela All Cap Value Fund -4.17% 0.06% 8.46% 8.39%
S&P 500® Index 1.39% 10.14% 11.01% 11.18%
Russell 2000® Value Index -3.44% -9.93% 3.26% 5.20%

MONONGAHELA ALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
October 31, 2023

See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's investments as of October 31, 2023.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in
Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock and a Money
Market Fund. The Level 2 value displayed in this table is U.S. Treasury
Securities. Refer to this Schedule of Investments for a further breakout of each security by industry.
Shares Security Description Value
Common Stock - 89.3%
Communication Services - 1.7%
5,500 The Walt Disney Co.
(a)
$ 448,745
Consumer Discretionary - 13.0%
52,500 El Pollo Loco Holdings, Inc.
(a)
438,375
22,000 H&R Block, Inc. 903,100
11,250 Hasbro, Inc. 507,938
10,000 Tapestry, Inc. 275,600
9,000 Williams-Sonoma, Inc. 1,352,160
3,477,173
Consumer Staples - 10.7%
10,350 Alico, Inc. 252,954
5,000 Brown-Forman Corp., Class A 287,100
10,000 General Mills, Inc. 652,400
18,500 Kenvue, Inc. 344,100
4,000 Kimberly-Clark Corp. 478,560
1,500 McCormick & Co., Inc., Non-
Voting Shares 95,850
3,000 Target Corp. 332,370
2,750 The Procter & Gamble Co. 412,582
2,855,916
Energy - 4.1%
10,500 ONEOK, Inc. 684,600
3,500 Phillips 66 399,245
1,083,845
Financials - 8.4%
12,000 Equitable Holdings, Inc. 318,840
14,500 MetLife, Inc. 870,145
17,500 Old Republic International Corp. 479,150
5,000 The PNC Financial Services
Group, Inc. 572,350
2,240,485
Health Care - 14.9%
2,500 Abbott Laboratories 236,375
4,500 AbbVie, Inc. 635,310
16,500 Baxter International, Inc. 535,095
13,000 Hologic, Inc.
(a)
860,210
6,000 Merck & Co., Inc. 616,200
6,000 Revvity, Inc. 497,100
4,000 Zimmer Biomet Holdings, Inc. 417,640
25,000 Zimvie, Inc.
(a)
176,500
3,974,430
Industrials - 24.8%
5,000 Curtiss-Wright Corp. 994,050
8,000 Emerson Electric Co. 711,760
9,000 Fortune Brands Innovations, Inc. 502,200
3,250 Hubbell, Inc. 877,825
9,000 Lindsay Corp. 1,124,280
10,500 Masterbrand, Inc.
(a)
116,655
10,053 MillerKnoll, Inc. 236,245
3,250 Rockwell Automation, Inc. 854,133
12,500 The Gorman-Rupp Co. 369,375
6,000 Westinghouse Air Brake
Technologies Corp. 636,120
1,500 Woodward, Inc. 187,050
6,609,693
Information Technology - 8.0%
12,500 Corning, Inc. 334,500
3,500 F5, Inc.
(a)
530,565
10,000 Intel Corp. 365,000
5,000 Kulicke & Soffa Industries, Inc. 208,050
12,500 NetScout Systems, Inc.
(a)
272,875
Shares Security Description Value
Information Technology - 8.0% (continued)
3,000 Texas Instruments, Inc. $ 426,030
2,137,020
Materials - 0.9%
2,000 PPG Industries, Inc. 245,540
Utilities - 2.8%
10,000 National Fuel Gas Co. 509,500
3,000 WEC Energy Group, Inc. 244,170
753,670
Total Common Stock (Cost $21,033,021) 23,826,517
Principal
Security
Description Rate Maturity Value
U.S. Government & Agency Obligations - 0.9%
U.S. Treasury Securities - 0.9%
$ 100,000 U.S. Treasury
Bill
(b)
5.12% 05/16/24 97,129
150,000 U.S. Treasury
Bill
(b)
5.28  08/08/24 143,925
241,054
Total U.S. Government & Agency Obligations (Cost
$241,451) 241,054
Shares Security Description Value
Money Market Fund - 9.7%
2,593,953 First American
Treasury Obligations
Fund, Class X, 5.28%
(c)
(Cost $2,593,953) 2,593,953
Investments, at value - 99.9% (Cost $23,868,425) $ 26,661,524
Other Assets & Liabilities, Net - 0.1% 33,088
Net Assets - 100.0% $ 26,694,612
(a) Non-income producing security.
(b) Zero coupon bond. Interest rate presented is yield to
maturity.
(c) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of October 31, 2023.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 26,420,470
Level 2 - Other Significant Observable Inputs 241,054
Level 3 - Significant Unobservable Inputs –
Total $ 26,661,524

MONONGAHELA ALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
October 31, 2023

See Notes to Financial Statements.
PORTFOLIO HOLDINGS
% of Total Investments
Communication Services 1.7%
Consumer Discretionary 13.1%
Consumer Staples 10.7%
Energy 4.1%
Financials 8.4%
Health Care 14.9%
Industrials 24.8%
Information Technology 8.0%
Materials 0.9%
Utilities 2.8%
U.S. Government & Agency Obligations 0.9%
Money Market Fund 9.7%
100.0%

MONONGAHELA ALL CAP VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2023

See Notes to Financial Statements.
ASSETS
Investments, at value (Cost $23,868,425) $ 26,661,524
Receivables:
Dividends 64,821
Trustees' fees and expenses 443
Prepaid expenses 8,477
Total Assets
26,735,265
LIABILITIES
Payables:
Fund shares redeemed 4,713
Accrued Liabilities:
Investment Adviser fees 3,201
Fund services fees 8,910
Other expenses 23,829
Total Liabilities
40,653
NET ASSETS
$ 26,694,612
COMPONENTS OF NET ASSETS
Paid-in capital $ 23,040,602
Distributable Earnings 3,654,010
NET ASSETS
$ 26,694,612
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 1,634,943
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE* $ 16.33
* Shares redeemed or exchanged within 60 days of purchase are charged a 1.00% redemption fee.

MONONGAHELA ALL CAP VALUE FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED October 31, 2023

See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income $ 347,195
Interest income 5,351
Total Investment Income
352,546
EXPENSES
Investment adviser fees 104,161
Fund services fees 91,447
Custodian fees 2,567
Registration fees 7,372
Professional fees 21,701
Trustees' fees and expenses 2,817
Other expenses 21,609
Total Expenses 251,674
Fees waived
(133,625)
Net Expenses
118,049
NET INVESTMENT INCOME
234,497
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 211,190
Net change in unrealized appreciation (depreciation) on investments
(1,608,019)
NET REALIZED AND UNREALIZED LOSS
(1,396,829)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ (1,162,332)

MONONGAHELA ALL CAP VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
For the Six
Months
Ended
October 31, 2023
For the Year
Ended
April 30, 2023
OPERATIONS
Net investment income $ 234,497 $ 505,137
Net realized gain 211,190 309,487
Net change in unrealized appreciation (depreciation) (1,608,019) (785,783)
Increase (Decrease) in Net Assets Resulting from Operations
(1,162,332) 28,841
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
– (1,171,706)
CAPITAL SHARE TRANSACTIONS
Sale of shares 5,282,441 3,121,192
Reinvestment of distributions – 1,151,107
Redemption of shares
(3,585,852) (2,212,515)
Redemption fees
21 623
Increase in Net Assets from Capital Share Transactions
1,696,610 2,060,407
Increase in Net Assets
534,278 917,542
NET ASSETS
Beginning of Period
26,160,334 25,242,792
End of Period
$ 26,694,612 $ 26,160,334
SHARE TRANSACTIONS
Sale of shares 302,737 182,494
Reinvestment of distributions – 67,000
Redemption of shares
(203,449) (129,518)
Increase in Shares
99,288 119,976

MONONGAHELA ALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six
Months Ended
October 31,
2023
For the Years Ended April 30,
2023 2022 2021 2020 2019
NET ASSET VALUE, Beginning of
Period
$ 17.04 $ 17.83 $ 19.56 $ 12.62 $ 14.03 $ 13.65
INVESTMENT OPERATIONS
Net investment income (a) 0.15 0.34 0.28 0.23 0.28 0.28
Net realized and unrealized gain
(loss)
(0.86) (0.33) (0.56) 6.92 (1.22) 0.93
Total from Investment Operations
(0.71) 0.01 (0.28) 7.15 (0.94) 1.21
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income – (0.30) (0.25) (0.20) (0.27) (0.26)
Net realized gain
– (0.50) (1.20) (0.01) (0.20) (0.57)
Total Distributions to Shareholders
– (0.80) (1.45) (0.21) (0.47) (0.83)
REDEMPTION FEES(a)
0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b)
NET ASSET VALUE, End of Period
$ 16.33 $ 17.04 $ 17.83 $ 19.56 $ 12.62 $ 14.03
TOTAL RETURN
(4.17)%(c) 0.08% (1.73)% 56.94% (7.26)% 9.72%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s
omitted) $ 26,695 $ 26,160 $ 25,243 $ 24,426 $ 12,755 $ 12,805
Ratios to Average Net Assets:
Net investment income 1.69%(d) 2.00% 1.47% 1.41% 2.01% 1.98%
Net expenses 0.85%(d) 0.85% 0.85% 0.85% 0.85% 0.85%
Gross expenses (e) 1.81%(d) 1.90% 1.83% 2.21% 2.57% 2.86%
PORTFOLIO TURNOVER RATE 14%(c) 27% 30% 32% 47% 37%
(a) Calculated based on average shares outstanding during each period.
(b) Less than $0.01 per share.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements.

MONONGAHELA ALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 2023

Note 1. Organization
The Monongahela All Cap Value Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment
Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund commenced operations on July 1, 2013. The
Fund seeks total return through long-term capital appreciation and income.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards
Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America
(“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day.
In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service.
Short-term investments that mature in sixty days or less may be valued at amortized cost.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the “Board”) has designated the
Adviser, as defined in Note 3, as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The
Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Fund’s compliance program and will review any changes made to the procedures.
The Adviser provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Adviser performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different
Net Asset Value (“NAV”) than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term
U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between

MONONGAHELA ALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 2023

the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S.
market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of October 31, 2023, for the Fund’s investments is included in the Fund’s Schedule of
Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-
dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par, and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Distributions to Shareholders – The Fund declares any dividends from net investment income and pays them annually.
Any net capital gains and net foreign currency gains realized by the Fund are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter
M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties. The Fund files a U.S.
federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the
Internal Revenue Service for a period of three fiscal years after they are filed. As of October 31, 2023, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Redemption Fees – A shareholder who redeems or exchanges shares within 60 days of purchase will incur a redemption fee of 1.00% of the current NAV of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Redemption fees incurred for the Fund, if any, are reflected on the Statements of Changes in Net Assets.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s balance sheet.

MONONGAHELA ALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 2023

Note 3. Fees and Expenses
Investment Adviser – Monongahela Capital Management (the “Adviser”) is the investment Adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 0.75% of the Fund’s average daily net assets.
Distribution – Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA
Group) (the “Distributor”), acts as the agent of the Trust in connection with the continuous offering of shares of the Fund.
The Fund does not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the
Fund for its distribution services. The Adviser compensates the Distributor directly for its services. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC
(d/b/a Apex Fund Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the Fund. The fees related to these services are included in Fund services fees within the Statement of Operations.
Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex
Services Agreement, the Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a
Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee’s annual retainer is $45,000 ($55,000 for the Chairman). The Audit
Committee Chairman receives an additional $2,000 annually. The Trustees and the Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 4. Expense Reimbursements and Fees Waived
The Adviser  has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating
Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expenses on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses )
to 0.85% , through at least September 1, 2024 (“Expense Cap”). Other Fund service providers have voluntarily agreed to waive a portion of their fees. The voluntary waivers may be changed or eliminated at any time. The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. For the period ended October 31, 2023 , fees waived and expenses reimbursed were as follows:
The Adviser may be reimbursed by the Fund for fees (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expenses on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses) and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or
Expense Reimbursement to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. As of October 31, 2023, $505,170 is subject to recapture by the Adviser . Other waivers are not eligible for recoupment. In addition, other Fund service providers may waive all or any portion of their fees and may reimburse certain expenses of the Fund.
Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments, during the period ended October 31, 2023 were $3,770,283 and $3,493,885, respectively.
Investment Adviser
Fees Waived Other Waivers
Total Fees Waived
and Expenses
Reimbursed
$ 89,968 $ 43,657 $ 133,625

MONONGAHELA ALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 2023

Note 6. Federal Income Tax
As of October 31, 2023, cost of investments for federal income tax purposes is substantially the same for financial statement purposes and net unrealized appreciation consists of:
As of April 30, 2023, distributable earnings on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of
Assets and Liabilities are primarily due to wash sales and equity return of capital.
Note 7. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events.
Gross Unrealized Appreciation
$ 4,352,589
Gross Unrealized Depreciation
(1,559,490)
Net Unrealized Appreciation
$ 2,793,099
Undistributed Ordinary Income
$ 148,656
Undistributed Long-Term Gain
301,069
Unrealized Appreciation
4,366,617
Total
$ 4,816,342

MONONGAHELA ALL CAP VALUE FUND
ADDITIONAL INFORMATION
October 31, 2023

Liquidity Risk Management Program
The Fund has adopted and implemented a written liquidity risk management program, as required by Rule 22e-4 (the
“Liquidity Rule”) under the Investment Company Act of 1940, as amended. The liquidity risk management program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the
Fund’s investment strategy and the liquidity of the portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections and its cash holdings and access to other funding sources.
The Board approved the designation of a Liquidity Committee as the administrator of the liquidity risk management program (the “Program Administrator”). The Program Administrator is responsible for the administration and oversight of the program and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy, and effectiveness. The Program Administrator assessed the Fund’s liquidity risk profile based on information gathered for the period July 1, 2022 through June 30, 2023 in order to prepare a written report to the Board for review at its meeting held on September 14, 2023.
The Program Administrator’s written report stated that: (i) the Fund is able to meet redemptions in normal and reasonably foreseeable stressed conditions and without significant dilution of remaining shareholders’ interests in the Fund; (ii) the
Fund’s strategy is appropriate for an open-end mutual fund; (iii) the liquidity classification determinations regarding the Fund’s portfolio investments, which take into account a variety of factors and may incorporate analysis from one or more third-party data vendors, remained appropriate; (iv) the Fund did not approach the internal triggers set forth in the liquidity risk management program or the regulatory percentage limitation (15%) on holdings in illiquid investments; (v) it continues to be appropriate to not set a “highly liquid investment minimum” for the Fund because the Fund primarily holds
“highly liquid investments”; and (vi) the liquidity risk management program remains reasonably designed and adequately implemented to prevent violations of the Liquidity Rule. No significant liquidity events impacting the Fund or proposed changes to the Program were noted in the report.
Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (855) 392-9331 and on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (855) 392-9331 and on the
SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on
Form N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from
May 1, 2023 through October 31, 2023.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 =
8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

MONONGAHELA ALL CAP VALUE FUND
ADDITIONAL INFORMATION
October 31, 2023

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactoinal costs were included, your costs would have been higher.
Beginning
Account Value
May 1, 2023
Ending
Account Value
October 31, 2023
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Actual $ 1,000.00 $ 958.33 $ 4.18 0.85%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.86 $ 4.32 0.85%
* Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366 to reflect the half-year period.

MONONGAHELA ALL CAP VALUE FUND
FOR MORE INFORMATION:
P.O. Box 588
Portland, ME 04112
(855) 392-9331 (toll free)
monongahela.ta@apexfs.com
www.Moncapfund.com
INVESTMENT ADVISER
Monongahela Capital Management
223 Mercer Street
Harmony, PA 16037
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, ME 04112
www.apexgroup.com
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.
211-SAR-1023

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.
(a)

Included as part of report to shareholders under Item 1.
(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002.
(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant              Forum Funds

By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	January 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	January 4, 2024

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	January 4, 2024